Note 9 - Financial Liabilities - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Current financial liabilities	€ 2,130	[1]	€ 1,347	[2]	€ 1,343
Non-Current financial liabilities	16,593	[1]	3,172		4,521
BPI France, PTZI IPH41 [member]
Statement Line Items [Line Items]
Current financial liabilities	300		300		375
Non-Current financial liabilities	150		450		750
Lease finance obligations, real estate property [member]
Statement Line Items [Line Items]
Current financial liabilities	344		766		741
Non-Current financial liabilities			344		1,112
Lease finance obligations, building, "Le Virage" [member]
Statement Line Items [Line Items]
Current financial liabilities	77
Non-Current financial liabilities	1,360
Lease financing obligations, Innate Inc. premises [member]
Statement Line Items [Line Items]
Current financial liabilities	25
Non-Current financial liabilities	471
Lease finance obligations, equipment [member]
Statement Line Items [Line Items]
Current financial liabilities	175		187		173
Non-Current financial liabilities	640		800		989
Lease financing obligation, vehicles [member]
Statement Line Items [Line Items]
Current financial liabilities	16
Non-Current financial liabilities	21
Loan, equipment [member]
Statement Line Items [Line Items]
Current financial liabilities	55		54		54
Non-Current financial liabilities	264		318		372
Loan, building [member]
Statement Line Items [Line Items]
Current financial liabilities	1,139		40
Non-Current financial liabilities	€ 13,687		€ 1,260		€ 1,300

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.